Organization and Reorganization - Cash flow of the group's vie's (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Variable Interest Entity [Line Items]
Net cash used in operating activities	¥ (92,255)	$ (14,476)	¥ (88,854)	¥ (161,806)
Net cash (used in)/ generated from investing activities	47,856	7,509	37,698	(187,548)
Net cash (used in) /generated from financing activities	7,000	$ 1,098	(63)	(37,245)
Consolidated VIEs without recourse to primary beneficiary
Variable Interest Entity [Line Items]
Net cash used in operating activities	(22,124)		(4,945)	(6,612)
Net cash (used in)/ generated from investing activities	2,920		12,050	(5,418)
Net cash (used in) /generated from financing activities	4,000		(63)
Net (decrease)/increase in cash, cash equivalent and restricted cash	¥ (15,204)		¥ 7,042	¥ (12,030)